SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2024 SGD ($) Segment	Dec. 31, 2023 SGD ($)
Accounting Policies [Abstract]
Foreign currency exchange rate		0.7320
Government grant	$ 102	$ 139,000	$ 41,000
Retirement plan contributions		$ 100,000	200,000
Number of reportable segments | Segment	3	3
Cash		$ 700,000	2,300,000
Credit risk amount		$ 200,000	$ 1,900,000